Expense Example - REX IncomeMax Option Strategy ETF [Member]	Oct. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	$ 392